OTHER ITEMS (Details Narrative) - Investor Relations Agreements [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock compensation expense	$ 50,000	$ 50,000
Stock compensation expense paid	$ 59,000